Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt, by Maturity [Abstract]
2018	$ 81,886
2019	0
2020	0
2021	0
2022	0
2023 and thereafter	450,000
Total principal payments	531,886	$ 3,949,239
Less: Financing fees	(254)	(61,466)
Total debt	$ 531,632	$ 3,887,773